Other operating income (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Summary of Other operating income

	For the year ended
	31 March 2021	31 March 2020	31 March 2019
Income from leases	80	63	176
Income from sale of emission reduction certificates	—	15	—

Total	80	78	176